Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes consists of the following:

	For the Year Ended December 31,
	2023	2022	2021
Current expense:
United Kingdom	$513	$87	$71
United States	541	(313)	4,924
Foreign	97	722	297
Total current expense	1,151	496	5,292
Deferred benefit:
United Kingdom	175	(1,231)	(5,198)
United States	(9,649)	(23,982)	(209)
Foreign	(833)	(558)	1,902
Total deferred benefit	(10,307)	(25,771)	(3,505)
Total provision for income taxes	$(9,156)	$(25,275)	$1,787

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the income tax expense calculated using the applicable federal statutory rate to the Company's actual income tax expense is as follows:

	For the Year Ended December 31,
	2023	2022	2021
Tax expense (benefit) at statutory rate (23.5% for 2023; 19% for 2022-21)	$(11,042)	$(511)	$130
Effect of different tax rates in different jurisdictions	2,368	150	871
Permanent items	66	(1,024)	(1)
Effect of research and development credits	(900)	(1,831)	(270)
Change in tax rates	—	—	(3,572)
Change in valuation allowances	150	(21,928)	5,210
Other	202	(131)	(581)
	$(9,156)	$(25,275)	$1,787

Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company’s net deferred tax assets are as follows:

	For the Year Ended December 31,
	2023	2022
Deferred tax assets:
Accrued expense	$5,669	$4,967
Deferred revenue	4,070	3,240
Inventories	936	1,165
Intangible assets	1,263	642
Fixed assets	1,226	1,381
R&D Costs	6,480	—
Losses and credit carryforwards	49,102	46,784
Lease liability	214	315
Other	1,059	62
Less: valuation allowance	(1,019)	(1,828)
Total deferred tax asset	$69,000	$56,728
Deferred tax liability:
Intangible assets	(11,999)	(11,517)
Lease assets	(254)	(334)
Other	(367)	(250)
Total deferred tax liability	(12,620)	(12,101)
Net deferred tax assets	$56,380	$44,627